Financial Investors Trust

1290 Broadway, Suite 1000

Denver, Colorado 80203

April 9, 2020

VIA EDGAR

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Financial Investors Trust (the “Registrant”)

File Nos. 33-72424, 811-8194

Dear Sir or Madam:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information contained in a supplement dated March 31, 2020, to the prospectus dated February 28, 2020, with respect to the ALPS/Red Rocks Global Opportunity Fund (f/k/a ALPS/Red Rocks Listed Private Equity Fund), a series of the Registrant (the “Fund”). The purpose of this filing is to submit the 497(e) filing dated March 31, 2020 in XBRL for the Fund.

The SEC Staff is requested to address any comments on this filing to me at 720.917.0785.

Sincerely,

/s/ Karen Gilomen

Karen Gilomen

Secretary

Enclosure

cc:	Peter H. Schwartz, Esq.

Davis Graham & Stubbs LLP